BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (28.0%)
$10,000,000	AGL Core CLO 2, Ltd. 2019-2A (3-Month USD-LIBOR + 1.390%)[1,2]	04/20/32	4.100%	$9,838,594
14,341,940	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	6.213	11,593,350
8,112,113	AmeriCredit Automobile Receivables Trust 2021-2	11/18/24	0.260	8,068,035
22,651,388	AmeriCredit Automobile Receivables Trust 2021-3	02/18/25	0.410	22,402,968
2,247,792	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	2,241,179
13,844,299	Amur Equipment Finance Receivables X LLC 2022-1A1	10/20/27	1.640	13,327,755
14,300,000	ARI Fleet Lease Trust 2022-A1	01/15/31	3.120	14,091,838
48,700,000	Audax Senior Debt CLO III LLC 2020-1A (3-Month USD-LIBOR + 1.610%)[1,2]	01/20/30	4.320	48,324,158
7,382,687	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	7,255,033
35,380,368	BHG Securitization Trust 2022-A1	02/20/35	1.710	33,795,487
12,410,000	BlackRock Elbert CLO V LLC 5A (3-Month CME Term SOFR + 1.850%)[1,2]	06/15/34	4.393	12,026,012
25,585,648	BMW Vehicle Lease Trust 2022-1	05/28/24	0.670	25,321,077
11,292,913	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	10,494,278
10,685,717	Business Jet Securities LLC 2022-1A1	06/15/37	4.455	10,408,118
44,170,000	California Street CLO IX LP 2012-9A (3-Month USD-LIBOR + 1.100%)[1,2]	07/16/32	3.840	43,033,547
29,280,000	Carlyle US CLO, Ltd. 2019-2A (3-Month USD-LIBOR + 1.120%)[1,2]	07/15/32	3.632	28,546,545
21,558,987	CarMax Auto Owner Trust 2022-1	02/18/25	0.910	21,339,114
20,573,619	CARS-DB4 LP 2020-1A1	02/15/50	3.190	19,590,136
23,454,429	CF Hippolyta Issuer LLC 2020-1[1]	07/15/60	1.690	21,537,414
2,593,967	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	2,593,482
14,495,976	Chesapeake Funding II LLC 2020-1A1	08/15/32	0.870	14,352,163
25,000,000	Churchill MMSLF CLO-I LP 2021-2A (3-Month USD-LIBOR + 1.450%)[1,2]	10/01/32	3.743	24,002,700
17,433,727	CIG Auto Receivables Trust 2021-1A1	04/14/25	0.690	17,079,224
2,966,844	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	2,961,876
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	56,166,708
12,445,000	Deerpath Capital CLO, Ltd. 2022-1A (3-Month CME Term SOFR + 1.950%)[1,2]	07/15/33	2.986	12,147,006
1,175,619	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	1,174,621
36,940,000	Dell Equipment Finance Trust 2022-1[1]	08/23/27	2.110	36,495,689
21,485,433	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	20,836,474
13,770,405	Drive Auto Receivables Trust 2021-3	01/15/25	0.520	13,694,058
17,180,000	Dryden 93 CLO, Ltd. 2021-93A (3-Month USD-LIBOR + 1.080%)[1,2]	01/15/34	3.592	16,660,030
4,690,889	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	3,002,225
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	16,569,229
5,198,489	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	5,193,919
15,500,000	Enterprise Fleet Financing LLC 2022-1[1]	01/20/28	3.030	15,255,281
42,115,597	Exeter Automobile Receivables Trust 2022-1A	06/17/24	1.150	41,927,273
28,100,000	Exeter Automobile Receivables Trust 2022-2A	11/17/25	2.190	28,006,848
6,596,653	FCI Funding LLC 2021-1A1	04/15/33	1.130	6,433,794
32,990,089	Finance of America HECM Buyout 2022-HB1[1,2,3]	02/25/32	2.695	32,402,107
50,300,000	Flexential Issuer 2021-1A1	11/27/51	3.250	46,578,419
15,323,359	FNALLC2019-1[4]	12/10/31	3.000	15,170,125

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$3,790,588	Foursight Capital Automobile Receivables Trust 2021-2[1]	04/15/25	0.400%	$3,762,906
14,710,455	Foursight Capital Automobile Receivables Trust 2022-1[1]	09/15/25	1.150	14,434,463
1,538,854	FREED ABS Trust 2021-3FP1	11/20/28	0.620	1,534,790
7,219,880	FREED ABS Trust 2022-1FP1	03/19/29	0.940	7,134,111
20,873,791	FREED ABS Trust 2022-2CP1	05/18/29	3.030	20,676,327
22,847,875	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	21,063,888
23,520,150	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	21,660,708
17,483,932	GM Financial Consumer Automobile Receivables Trust 2022-1	02/18/25	0.760	17,261,293
50,750,000	Golub Capital Partners ABS Funding, Ltd. 2021-2A1	10/19/29	2.944	47,070,107
25,000,000	HPEFS Equipment Trust 2022-1A1	05/21/29	1.020	24,509,237
21,000,000	HTS Fund I LLC 2021-1[1]	08/25/36	1.411	20,586,170
22,360,000	Hyundai Auto Receivables Trust 2022-A	02/18/25	1.810	22,135,020
31,960,000	Kubota Credit Owner Trust 2022-1A1	04/15/25	2.340	31,496,785
18,647,000	LCM XXIV, Ltd. 24A (3-Month USD-LIBOR + 0.980%)[1,2]	03/20/30	3.690	18,300,680
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	21,254,227
39,602,888	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,2]	04/25/29	3.753	38,860,176
12,500,641	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,373,959
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	15,953,848
8,450,000	MCF CLO IX Ltd. 2019-1A (3-Month CME Term SOFR + 1.500%)[1,2]	07/17/31	3.981	8,302,186
41,880,000	Monroe Capital Income Plus ABS Funding LLC 2022-1A1	04/30/32	4.050	40,204,136
12,410,000	Monroe Capital Mml CLO X, Ltd. 2020-1A (3-Month CME Term SOFR + 1.870%)[1,2]	05/20/34	4.413	12,066,411
47,600,000	Neuberger Berman Loan Advisers CLO 34, Ltd. 2019-34A (3-Month CME Term SOFR + 1.240%)[1,2]	01/20/35	3.717	46,343,917
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	38,773,094
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,094,061
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	30,225,671
17,690,000	NextGear Floorplan Master Owner Trust 2022-1A1	03/15/27	2.800	17,236,657
34,930,000	NMEF Funding 2022-A LLC[1]	10/16/28	2.580	34,016,004
30,000,000	Northwoods Capital XVIII, Ltd. 2019-18A (3-Month USD-LIBOR + 1.100%)[1,2]	05/20/32	2.578	29,184,963
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	23,547,772
6,800,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	6,752,429
32,920,000	Octagon Investment Partners 20-R, Ltd. 2019-4A (3-Month USD-LIBOR + 1.150%)[1,2]	05/12/31	2.550	32,088,688
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	19,443,586
13,350,000	OneMain Financial Issuance Trust 2022-S1[1]	05/14/35	4.130	13,179,121
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	26,296,724
56,210,000	Oportun Issuance Trust 2021-C1	10/08/31	2.180	52,024,564
25,000,000	Oportun Issuance Trust 2022-A1	06/09/31	5.050	24,749,512
7,585,090	OSCAR US Funding XII LLC 2021-1A1	03/11/24	0.400	7,541,730
12,620,784	OSCAR US Funding XIII LLC 2021-2A1	08/12/24	0.390	12,465,358
39,680,000	OSCAR US Funding XIV LLC 2022-1A1	03/10/25	1.600	38,972,319
25,930,000	Oxford Finance Funding LLC 2022-1A1	02/15/30	3.602	24,599,498

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,2]	08/20/27	3.078%	$20,000,034
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,2]	10/24/27	4.383	14,670,210
45,542,354	Palmer Square Loan Funding, Ltd. 2022-1A (3-Month CME Term SOFR + 1.050%)[1,2]	04/15/30	3.378	44,801,457
19,490,000	Parliament CLO II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,2]	08/20/32	1.830	19,103,030
3,316,167	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	3,309,748
7,418,944	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	7,317,217
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	27,568,156
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,032,523
47,670,000	PFS Financing Corp. 2022-A1	02/15/27	2.470	45,892,958
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	16,939,749
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	15,803,319
56,030,000	Republic Finance Issuance Trust 2021-A1	12/22/31	2.300	52,037,801
12,304,515	Santander Drive Auto Receivables Trust 2021-4	08/15/24	0.370	12,280,802
49,092,579	Santander Drive Auto Receivables Trust 2022-1	12/16/24	1.360	48,693,392
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	33,181,115
40,105,000	SCF Equipment Leasing 2022-1 LLC 2022-1A1	02/22/28	2.060	39,160,788
9,844,258	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	8,400,421
22,755,000	Southwick Park CLO LLC 2019-4A (3-Month USD-LIBOR + 1.060%)[1,2]	07/20/32	3.770	22,100,421
50,049,482	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	49,765,261
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	17,624,138
24,661,957	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	23,992,634
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,2]	07/15/32	3.572	49,316,150
12,760,000	Synchrony Card Funding LLC 2022-A1.	04/15/28	3.370	12,737,397
16,354,891	Veros Auto Receivables Trust 2022-1[1]	12/15/25	3.470	16,070,223
31,260,730	VFIABS2022-1 LLC 2022-1A1	03/24/28	2.230	30,607,356
30,863,109	Volkswagen Auto Loan Enhanced Trust 2021-1	10/21/24	0.490	30,498,952
7,292,645	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	7,272,824
11,047,573	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	10,966,564
24,009,329	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	23,715,308
28,415,709	Westlake Automobile Receivables Trust 2021-3A1	09/16/24	0.570	28,109,070
34,080,000	Westlake Automobile Receivables Trust 2022-1A1	12/16/24	1.970	33,730,499
43,010,000	Wheels Fleet Lease Funding 1 LLC 2022-1A1	10/18/36	2.470	42,131,908
	Total Asset Backed Securities
	(Cost $2,613,236,950)			2,537,946,410

	COMMERCIAL MORTGAGE BACKED SECURITIES (5.6%)
26,807,000	BB-UBS Trust 2012-TFT[1,2,3]	06/05/30	3.678	23,884,584
20,300,000	BPR Trust 2022-OANA (1-Month CME Term SOFR + 1.898%)[1,2]	04/15/37	3.857	19,860,393
11,716,657	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR+0.920%)[1,2]	10/15/36	2.919	11,545,556

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (continued)
$18,100,000	BX Commercial Mortgage Trust 2022-CSMO (1-Month CME Term SOFR + 2.115%)[1,2]	06/15/27	4.073%	$17,884,062
51,435,083	BX Commercial Mortgage Trust 2022-LP2 (1-Month CME Term SOFR + 1.013%)[1,2]	02/15/39	3.114	49,115,407
8,088,453	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,2]	06/15/34	3.044	7,949,603
39,480,000	BXMT, Ltd. 2020-FL2 (1-Month CME Term SOFR + 1.014%)[1,2]	02/15/38	2.973	39,035,234
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,2]	11/15/37	2.931	20,754,561
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,2]	05/15/38	3.049	17,009,451
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,2]	11/15/31	4.899	27,942,335
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,2,3]	02/10/28	3.417	9,168,799
18,443,191	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,2]	11/15/36	2.999	17,906,053
23,600,000	Life Mortgage Trust 2022-BMR2 (1-Month CME Term SOFR + 1.295%)[1,2]	05/15/39	3.254	23,126,723
18,040,000	Med Trust 2021-MDLN (1-Month USD-LIBOR + 0.950%)[1,2]	11/15/38	2.950	17,319,647
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD- LIBOR+0.801%)[1,2]	04/15/38	2.800	32,636,480
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD- LIBOR + 0.700%)[1,2]	11/15/34	2.699	32,347,916
16,040,000	MTN Commercial Mortgage Trust 2022-LPFL (1-Month CME Term SOFR + 1.397%)[1,2]	03/15/39	3.355	15,517,532
13,335,829	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,2]	04/14/38	2.849	12,999,621
21,560,000	Ready Capital Mortgage Financing 2022-FL8 LLC (30-Day SOFR + 1.650%)[1,2]	01/25/37	3.167	20,860,684
46,350,000	SPGN 2022-TFLM Mortgage Trust (1-Month CME Term SOFR + 1.550%)[1,2]	02/15/39	3.509	44,248,491
19,377,521	STWD, Ltd. 2019-FL1 (1-Month CME Term SOFR + 1.194%)[1,2]	07/15/38	3.295	19,191,564
24,300,000	Taubman Centers Commercial Mortgage Trust 2022-DPM (1- Month CME Term SOFR + 2.186%)[1,2]	05/15/37	4.145	23,842,033
	Total Commercial Mortgage Backed Securities
	(Cost $521,647,333)			504,146,729

	CORPORATE BONDS (41.1%)
	AUTO MANUFACTURERS (0.5%)
45,590,000	Daimler Trucks Finance North America LLC (SOFR + 0.500%)[1,2]	06/14/23	2.281	45,395,937

	BANKS (9.1%)
19,530,000	Bank of America Corp. (SOFR + 0.670%)[2]	02/04/25	1.843	18,917,928
51,125,000	Bank of Montreal	01/10/25	1.500	48,677,908
34,710,000	Bank of New Zealand[1]	02/20/24	3.500	34,667,732
58,070,000	Bank of Nova Scotia	03/11/24	2.440	57,073,573
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[2]	07/31/24	2.658	31,967,206
15,015,000	Bank of Nova Scotia	01/10/25	1.450	14,313,199
59,806,000	Citigroup, Inc.	10/27/22	2.700	59,821,780
33,540,000	Commonwealth Bank of Australia (SOFR + 0.400%)[1,2]	07/07/25	2.499	32,926,889

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$33,560,000	DNB Bank ASA[1]	12/02/22	2.150%	$33,466,083
65,000,000	DNB Bank ASA (1-Year CMT Index + 0.330%)[1,2]	09/30/25	0.856	60,839,653
20,810,000	Goldman Sachs Group, Inc.	12/06/23	1.217	20,175,035
29,665,000	HSBC Holdings, Plc. (SOFR + 0.534%)[2]	08/17/24	0.732	28,520,150
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[2]	06/04/26	2.099	31,078,986
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[2]	03/16/24	0.697	61,126,994
33,270,000	JPMorgan Chase & Co. (3-Month CME Term SOFR + 1.585%)2	03/13/26	2.005	31,462,271
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	33,980,202
24,865,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.600%)[2]	03/18/26	3.511	24,329,380
17,755,000	Lloyds Banking Group, Plc. (1-Year CMT Index + 1.800%)[2]	03/18/28	3.750	17,177,145
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	36,827,738
24,915,000	Royal Bank of Canada	08/03/27	4.240	25,241,673
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	15,901,593
26,360,000	Skandinaviska Enskilda Banken AB1	09/09/24	0.650	24,647,306
6,000,000	Toronto-Dominion Bank	12/13/24	1.250	5,679,172
42,990,000	US Bancorp (5-Year CMT Index + 2.541%)[2,5]		3.700	35,805,184
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[2]	06/02/24	1.654	22,363,968
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[2]	04/30/26	2.188	18,372,450
				825,361,198
	BEVERAGES (0.1%)
8,175,000	Constellation Brands, Inc.	05/09/24	3.600	8,176,196

	DIVERSIFIED FINANCIAL SERVICES (5.2%)
11,426,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	11,412,539
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	46,599,716
21,450,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/29/24	1.750	19,883,619
84,507,000	AIG Global Funding[1]	09/13/23	0.400	81,788,191
35,795,000	Air Lease Corp.	01/15/23	2.250	35,496,149
29,300,000	Air Lease Corp.	01/15/23	2.750	29,143,325
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	32,971,717
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	32,554,761
37,385,000	Bread Financial Holdings, Inc.[1]	12/15/24	4.750	34,581,125
16,045,000	Capital One Financial Corp.	05/11/23	2.600	15,948,125
45,285,000	Capital One Financial Corp. (SOFR + 0.690%)[2]	12/06/24	1.343	43,464,501
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	13,849,181
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,771,075
48,895,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance[1]	02/15/26	3.875	45,515,656
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	22,757,652
				468,737,332
	ELECTRIC (5.0%)
74,190,000	Alexander Funding Trust[1]	11/15/23	1.841	71,065,892
16,025,000	Constellation Energy Generation LLC	06/01/25	3.250	15,599,375
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[2]	06/10/23	2.047	39,058,045
52,851,265	Duke Energy Progress NC Storm Funding LLC	07/01/30	1.295	48,958,106
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	53,155,813
10,000,000	Edison International	03/15/23	2.950	9,975,549

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (continued)
$25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750%	$25,660,631
38,885,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	38,282,344
88,057,000	Public Service Enterprise Group, Inc.	11/15/22	2.650	87,913,004
27,010,000	Southern Co. (SOFR + 0.370%)[2]	05/10/23	1.650	26,802,885
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	37,335,073
				453,806,717
	HEALTHCARE-PRODUCTS (0.5%)
45,636,000	Thermo Fisher Scientific, Inc.	10/18/23	0.797	44,371,172

	HEALTHCARE-SERVICES (0.6%)
60,630,000	Sutter Health	08/15/25	1.321	56,682,515

	INSURANCE (7.6%)
15,483,000	Aon Corp.	11/15/22	2.200	15,434,829
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,002,181
18,000,000	Athene Global Funding[1]	01/14/25	2.500	17,183,698
14,345,000	Athene Global Funding[1]	06/29/25	2.550	13,589,918
33,775,000	Equitable Financial Life Global Funding[1]	11/12/24	1.100	31,768,427
59,274,000	F&G Global Funding[1]	09/20/24	0.900	54,933,804
64,675,000	GA Global Funding Trust[1]	12/08/23	1.250	62,249,703
50,000,000	GA Global Funding Trust (SOFR + 0.500%)[1,2]	09/13/24	2.314	48,472,962
44,790,000	Met Tower Global Funding[1]	09/14/26	1.250	40,345,705
73,445,000	New York Life Global Funding[1]	01/14/25	1.450	69,825,248
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	70,729,677
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	17,925,425
37,180,000	Pricoa Global Funding I1	12/06/24	1.150	35,105,486
47,175,000	Principal Life Global Funding II1	01/10/25	1.375	44,417,199
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	28,145,129
42,465,000	Protective Life Global Funding[1]	01/13/25	1.646	40,220,794
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	32,442,300
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	30,954,305
4,205,000	Universal Insurance Holdings, Inc.	11/30/26	5.625	4,058,097
11,950,000	Vitality Re XIII, Ltd. (3-Month U.S. Treasury Bill + 2.000%)[1,2]	01/06/26	4.325	11,688,295
				685,493,182
	INVESTMENT COMPANIES (7.0%)
74,580,000	Ares Capital Corp.	02/10/23	3.500	74,283,306
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	39,824,150
46,600,000	Blackstone Private Credit Fund[1]	09/15/24	1.750	42,461,579
30,840,000	Blackstone Private Credit Fund[1]	11/22/24	2.350	28,351,307
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	24,293,489
14,654,000	Blackstone Secured Lending Fund	01/15/26	3.625	13,842,852
35,855,000	Franklin BSP Lending Corp.[1]	12/30/22	4.750	35,696,597
18,375,000	Franklin BSP Lending Corp.[1]	12/15/24	4.850	17,729,523
26,475,000	Franklin BSP Lending Corp.	03/30/26	3.250	23,998,552
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	31,920,947
18,859,000	FS KKR Capital Corp.	02/01/25	4.125	18,103,909
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	40,932,229

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (continued)
$39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375%	$38,517,712
9,329,000	Main Street Capital Corp.	12/01/22	4.500	9,339,904
49,650,000	Main Street Capital Corp.	05/01/24	5.200	49,686,295
33,980,000	Main Street Capital Corp.	07/14/26	3.000	30,292,280
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	31,208,896
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	9,649,449
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	25,902,980
18,000,000	OWL Rock Core Income Corp.[1]	09/23/26	3.125	15,646,741
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	18,785,878
17,345,000	PennantPark Investment Corp.	11/01/26	4.000	15,391,552
				635,860,127
	OIL&GAS (0.1%)
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	9,811,710

	PHARMACEUTICALS (0.6%)
57,840,000	AbbVie, Inc.	11/21/22	2.300	57,736,169

	PIPELINES (2.2%)
52,187,000	Energy Transfer LP / Regency Energy Finance Corp.	10/01/22	5.000	52,231,194
42,750,000	EnLink Midstream Partners LP	06/01/25	4.150	42,031,800
73,930,000	Kinder Morgan, Inc.	01/15/23	3.150	73,814,085
31,985,000	Northriver Midstream Finance LP1	02/15/26	5.625	31,610,136
				199,687,215
	REAL ESTATE INVESTMENT TRUSTS (1.3%)
58,804,000	American Tower Corp.	01/31/23	3.500	58,786,898
25,360,000	EF Holdco / EF Cayman Hold / Ellington Finance REIT
	Cayman/TRS / EF Cayman Non-MTM[1]	04/01/27	5.875	23,810,728
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	20,737,445
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	18,705,390
				122,040,461
	RETAIL (0.9%)
11,000,000	Nordstrom, Inc.	04/08/24	2.300	10,405,835
72,275,000	Walgreens Boots Alliance, Inc.	11/17/23	0.950	70,155,743
				80,561,578
	SEMICONDUCTORS (0.4%)
33,545,000	ams-OSRAM AG1	07/31/25	7.000	31,700,025
	Total Corporate Bonds (Cost $3,878,429,122)			3,725,421,534

	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.8%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[2]	04/20/28	7.460	35,498,619
21,764,298	Allen Media LLC (3-Month CME Term SOFR + 5.500%)[2]	02/10/27	7.704	19,021,996
20,886,257	Allspring Buyer LLC (3-Month USD-LIBOR + 3.250%)[2]	11/01/28	5.563	20,311,885
6,705,000	Allspring Buyer LLC (3-Month CME Term SOFR + 4.000%)[2]	11/01/28	6.054	6,554,138
46,932,822	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[2]	09/07/27	4.122	45,734,158
11,040,067	Avantor Funding, Inc. Term B5 (1-Month USD-LIBOR + 2.250%)[2]	11/08/27	4.622	10,813,083

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[2]	01/15/25	3.876%	$20,330,692
14,775,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.250%)[2]	12/01/27	4.376	14,270,138
55,999,565	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/01/24	4.000	55,509,569
10,360,272	BCP Renaissance Parent LLC Term B3 (3-Month CME Term SOFR + 3.500%)[2]	11/02/26	5.554	10,071,014
36,066,587	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[2]	11/01/26	3.916	35,320,730
36,261,710	Charter Communications Operating LLC Term B1 (1-Month USD-LIBOR +1.750%)[2]	04/30/25	4.130	35,556,057
24,491,572	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[2]	04/30/26	5.622	23,525,134
36,395,611	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[2]	06/28/24	4.122	36,139,750
19,900,000	Clean Harbors, Inc. (1-Month USD-LIBOR + 2.000%)[2]	10/08/28	4.372	19,713,537
25,891,030	Delos Finance S.a.r.l. (3-Month USD-LIBOR + 1.750%)[2]	10/06/23	4.000	25,826,303
38,644,388	Eastern Power LLC (3-Month USD-LIBOR + 3.750%)[2]	10/02/25	6.000	31,754,866
47,183,190	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[2]	08/01/27	3.463	45,568,581
21,856,369	Genpact, Ltd. (1-Month USD-LIBOR + 1.375%)[2]	08/09/23	3.747	21,692,446
3,960,000	HCA, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	06/30/28	4.122	3,950,100
20,323,760	Icon Plc. (3-Month USD-LIBOR + 2.250%)[2]	07/03/28	4.563	19,931,715
11,904,043	Iqvia, Inc. Term B1 (1-Month USD-LIBOR + 1.750%)[2]	03/07/24	4.122	11,850,475
6,309,540	Iqvia, Inc. Term B2 (1-Month USD-LIBOR + 1.750%)[2]	01/17/25	4.122	6,212,941
11,310,890	Iqvia, Inc. Term B3 (3-Month USD-LIBOR + 1.750%)[2]	06/11/25	4.000	11,164,187
33,655,191	Iridium Satellite LLC Term B2 (1-Month USD-LIBOR + 2.500%)[2]	11/04/26	4.872	33,284,984
36,684,450	Jazz Pharmaceuticals, Plc. (1-Month USD-LIBOR + 3.500%)[2]	05/05/28	5.872	35,782,746
50,578,087	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[2]	01/31/25	4.372	49,579,170
22,701,469	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[2]	03/15/27	4.622	21,590,687
36,509,113	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 4.250%)[2]	09/01/28	5.825	33,760,707
38,505,692	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[2]	10/01/25	5.527	37,997,032
50,000,000	NVA Holdings Parent LLC (1-Month USD-LIBOR + 1.750%)[2,4]	12/16/24	4.125	47,600,000
50,027,638	Organon & Co. (3-Month USD-LIBOR + 3.000%)[2]	06/02/28	4.625	49,089,619
15,000,000	Setanta Aircraft Leasing DAC (3-Month USD-LIBOR + 2.000%)[2]	11/05/28	4.250	14,707,500
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[2]	10/20/27	6.460	45,416,250
15,920,000	Southwestern Energy Co. (3-Month Term SOFR + 2.500%)[2]	06/22/27	4.704	15,701,100
12,922,383	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	4.122	12,605,397
9,722,556	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	4.122	9,484,062
8,115,523	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	4.122	7,919,370

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$17,445,450	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	6.122%	$17,125,675
48,017,188	United AirLines, Inc. Term B (3-Month USD-LIBOR + 3.750%)[2]	04/21/28	6.533	46,132,513
20,822,460	Vistra Operations Co. LLC (fka Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[2]	12/31/25	4.079	20,398,306
41,357,776	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	4.122	40,746,094
60,340,290	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[2]	09/20/24	4.130	59,133,484
	Total Loan Participations and Assignments
	(Cost $1,195,666,714)			1,164,376,810

	MUNICIPAL BONDS (1.9%)
31,000,000	Kentucky Public Energy Authority, Revenue Bonds (SOFR + 1.200%)[2]	08/01/52	2.728	29,118,467
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[2]	01/01/24	1.899	10,215,384
12,845,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	13,883,982
119,055,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[2]	09/15/27	1.897	115,214,500
	Total Municipal Bonds
	(Cost $173,948,778)			168,432,333

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.0%)
14,492,904	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	14,092,906
14,397,980	CFMT LLC 2021-HB5[1,2,3]	02/25/31	0.801	14,100,715
3,492,449	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,2]	08/18/60	3.106	3,480,059
2,067,840	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,2]	11/18/60	3.056	2,071,482
6,477,321	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,2]	02/10/51	2.822	6,399,769
8,487,042	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,2]	02/07/52	2.841	8,470,957
12,033,147	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,2]	07/10/52	2.572	11,950,005
24,987,637	RMF Buyout Issuance Trust 2021-HB1[1,2,3]	11/25/31	1.259	23,979,164
7,617,975	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	7,443,116
	Total Residential Mortgage Backed Securities
	(Cost $93,995,101)			91,988,173

	U.S. GOVERNMENT AGENCY OBLIGATIONS (3.3%)
15,622,000	Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	14,537,169
90,000,000	Federal Home Loan Bank Discount Notes[6]	08/01/22	0.000	90,000,000
30,000,000	Federal Home Loan Bank Discount Notes[6]	08/12/22	0.000	29,985,333
36,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	35,191,854
40,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	37,128,446
26,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	24,505,288

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$40,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600%	$37,466,566
24,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	22,247,403
19,109	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.775%)[2]	04/01/36	2.462	19,454
13,045	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[2]	12/01/36	2.865	12,933
10,792	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[2]	01/01/37	1.995	10,750
3,008,240	Federal National Mortgage Association (FNMA)	07/01/35	5.000	3,191,603
186,159	Federal National Mortgage Association (FNMA)	11/01/35	5.500	199,740
22,454	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.955%)[2]	07/01/36	4.205	23,450
34,427	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.722%)[2]	09/01/36	3.640	35,427
26,188	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.754%)[2]	01/01/37	2.089	26,183
173,875	Federal National Mortgage Association (FNMA)	08/01/37	5.500	186,667
2,109,933	Federal National Mortgage Association (FNMA)	08/01/37	5.500	2,258,517
807,877	Federal National Mortgage Association (FNMA)	06/01/40	6.500	881,357
5,311	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[2]	08/20/29	1.625	5,274
	Total U.S. Government Agency Obligations (Cost $309,508,008)			297,913,414
	U.S. TREASURY BILLS (6.0%)
150,000,000	U.S. Treasury Bill[6]	08/16/22	0.000	149,886,875
90,000,000	U.S. Treasury Bill[6]	08/18/22	0.000	89,948,066
221,500,000	U.S. Treasury Bill[6]	08/23/22	0.000	221,216,971
69,750,000	U.S. Treasury Bill[6]	09/08/22	0.000	69,603,816
9,000,000	U.S. Treasury Bill[6,7]	01/05/23	0.000	8,893,470
	Total U.S. Treasury Bills (Cost $539,557,604)			539,549,198

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

	Interest Rate	Value
TOTAL INVESTMENTS (Cost $9,325,989,610)[8]	99.7%	$9,029,774,601
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	0.3%	30,074,952
NET ASSETS	100.0%	$9,059,849,553

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2022 was $4,393,078,373 or 48.5% of net assets.
[2]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2022 coupon or interest rate.
[3]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[4]	Security that used significant unobservable inputs to determine fair value.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $9,325,989,610, the aggregate gross unrealized appreciation is $2,356,086 and the aggregate gross unrealized depreciation is $299,693,754, resulting in net unrealized depreciation of $297,337,668.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

Abbreviations:

CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2022:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,330	September 2022	$280,920,937	$279,913,047	$1,007,890
U.S. Treasury 5-Year Notes	3,600	September 2022	407,418,750	409,415,627	(1,996,877)
U.S. Treasury 10-Year Notes	145	September 2022	17,431,719	17,565,391	(133,672)
					$(1,122,659)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2022.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2022
Asset Backed Securities	$–	$2,498,783,651	$39,162,759	$2,537,946,410
Commercial Mortgage Backed Securities	–	504,146,729	–	504,146,729
Corporate Bonds	–	3,725,421,534	–	3,725,421,534
Loan Participations and Assignments	–	1,116,776,810	47,600,000	1,164,376,810
Municipal Bonds	–	168,432,333	–	168,432,333
Residential Mortgage Backed Securities	–	91,988,173	–	91,988,173
U.S. Government Agency Obligations	–	297,913,414	–	297,913,414
U.S. Treasury Bills	–	539,549,198	–	539,549,198
Total Investment, at value	$–	$8,943,011,842	$86,762,759	$9,029,774,601

Other Financial Instruments, at value
Financial Futures Contracts	$(1,122,659)	$–	$–	$(1,122,659)
Other Financial Instruments, at value	$(1,122,659)	$–	$–	$(1,122,659)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2022 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2022:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2021	$62,676,293	$-	$62,676,293
Purchases	-	49,625,000	49,625,000
Sales / Paydowns	(22,826,966)	-	(22,826,966)
Realized gains (losses)	-	-	-
Change in unrealized appreciation (depreciation)	686,568	(2,102,287)	(2,788,855)
Amortization	-	77,287	77,287
Transfers from Level 3	-	-	-
Transfers to Level 3	-	-	-
Balance as of July 31, 2022	$39,162,759	$47,600,000	$86,762,759

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.